Document and Entity Information	3 Months Ended
Oct. 14, 2020
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Social Capital Hedosophia Holdings Corp. V
Entity Central Index Key	0001818874
Entity Filer Category	Non-accelerated Filer
Transition Report	true
Entity Ex Transition Period	false
Entity Small Business	true
Entity Emerging Growth Company	true